FINANCIAL INSTRUMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Derivative financial instruments	$ 767		$ 8,808
Marfin Egnatia Bank Interest Rate Swap [Member]
Derivative, Inception Date	Sep. 02, 2009
Derivative, Maturity Date	Sep. 02, 2014
Derivative, Notional Amount	37,400
Derivative, Fixed Interest Rate	4.08%
Derivative, Description of Variable Rate Basis	3-month LIBOR
Derivative financial instruments	767		1,373
Bank Of Scotland Interest Rate Swap One [Member]
Derivative, Inception Date	Jul. 06, 2010	[1]
Derivative, Maturity Date	Oct. 15, 2015	[1]
Derivative, Notional Amount	63,636	[1]
Derivative, Fixed Interest Rate	4.01%	[1]
Derivative, Description of Variable Rate Basis	3-month LIBOR	[1]
Derivative financial instruments	0	[1]	6,042	[1]
Bank Of Scotland Interest Rate Swap Two [Member]
Derivative, Inception Date	Jul. 06, 2010	[1]
Derivative, Maturity Date	Oct. 15, 2015	[1]
Derivative, Notional Amount	13,333	[1]
Derivative, Fixed Interest Rate	4.01%	[1]
Derivative, Description of Variable Rate Basis	3-month LIBOR	[1]
Derivative financial instruments	$ 0	[1]	$ 1,393	[1]

[1]	These swaps were surrendered in conjunction with the foreclosure of vessel owning companies.